Note 19 Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Effective tax rate [Line Items]
Profit (loss) before tax	€ 16,227	€ 15,405	[1]	€ 12,419	[1]
Reconciliation income tax [Member]
Percentage effective tax rate	31.40%	31.40%		32.20%
Consolidated tax group in Spain [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 5,011	€ 4,810		€ 2,601
Other Spanish entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	91	(41)		6
Foreign entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax	€ 11,125	€ 10,636		€ 9,812

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.